Document and Entity Information	12 Months Ended
Aug. 17, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 30, 2013
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	May 30, 2013
Prospectus Date	Aug. 17, 2012